S-K 1602(c) Dilution	Aug. 19, 2025 USD ($) $ / shares shares
No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.33
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 101,237,165
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,166,964
No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.98
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 76,237,165
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,666,964
No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.96
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 51,237,165
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,166,964
No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.58
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 26,237,165
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	7,666,964
No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.76
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 1,237,165
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,166,964
No Over- allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.67
No Over- allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.02
No Over- allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.04
No Over- allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.42
No Over- allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.24
No Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.67
No Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.02
No Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.04
No Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.42
No Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.24
No Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 101,360,700
No Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	101,360,700
No Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	101,360,700
No Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	101,360,700
No Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	101,360,700
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
No Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
No Over- allotment [Member] | Overallotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(127,300)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(127,300)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(127,300)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(127,300)
No Over- allotment [Member] | Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(127,300)
No Over- allotment [Member] | Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(25,000,000)
No Over- allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(50,000,000)
No Over- allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(75,000,000)
No Over- allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (100,000,000)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(642,857)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(642,857)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(642,857)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(642,857)
No Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(642,857)
No Over- allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	10,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	10,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	10,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	10,000,000
No Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	10,000,000
No Over- allotment [Member] | Private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	293,750
No Over- allotment [Member] | Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	293,750
No Over- allotment [Member] | Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	293,750
No Over- allotment [Member] | Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	293,750
No Over- allotment [Member] | Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	293,750
No Over- allotment [Member] | Restricted shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	587,500
No Over- allotment [Member] | Restricted shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	587,500
No Over- allotment [Member] | Restricted shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	587,500
No Over- allotment [Member] | Restricted shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	587,500
No Over- allotment [Member] | Restricted shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	587,500
No Over- allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(2,500,000)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(5,000,000)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(7,500,000)
No Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(10,000,000)
Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.29
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 116,364,465
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,337,946
Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.94
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 87,614,465
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,462,946
Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.92
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 58,864,465
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	11,587,946
Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.54
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 30,114,465
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	8,712,946
Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.77
Net Tangible Book Value | $	$ (21,235)
Net Tangible Book Value Adjusted | $	$ 1,364,465
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,837,946
Full Over- allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.71
Full Over- allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.06
Full Over- allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.08
Full Over- allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.46
Full Over- allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.23
Full Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.71
Full Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.06
Full Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.08
Full Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.46
Full Over- allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.23
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 116,360,700
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	116,360,700
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	116,360,700
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	116,360,700
Full Over- allotment [Member] | Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	116,360,700
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
Full Over- allotment [Member] | Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	25,000
Full Over- allotment [Member] | Overallotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(28,750,000)
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(57,500,000)
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(86,250,000)
Full Over- allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (115,000,000)
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	11,500,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	11,500,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	11,500,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	11,500,000
Full Over- allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	11,500,000
Full Over- allotment [Member] | Private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	303,125
Full Over- allotment [Member] | Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	303,125
Full Over- allotment [Member] | Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	303,125
Full Over- allotment [Member] | Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	303,125
Full Over- allotment [Member] | Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	303,125
Full Over- allotment [Member] | Restricted shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	606,250
Full Over- allotment [Member] | Restricted shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	606,250
Full Over- allotment [Member] | Restricted shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	606,250
Full Over- allotment [Member] | Restricted shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	606,250
Full Over- allotment [Member] | Restricted shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	606,250
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(2,875,000)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(5,750,000)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(8,625,000)
Full Over- allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(11,500,000)